Income Taxes (Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Tax Contingency [Line Items]
Balance at March 31	¥ 4,356	¥ 4,535
Increase in tax position of current year	1,036	450
Decrease in tax position of prior year	(814)	(1,080)
Reductions as a result of a lapse of the applicable statute of limitations	(7)
Foreign currency translation adjustments	812	451
Balance at March 31	¥ 5,383	¥ 4,356